Average Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIP Investment Grade Bond II Portfolio	Apr. 29, 2024
VIP Investment Grade Bond II Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.91%
Since Inception	0.18%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	0.18%	[1]

[1]	A From May 27, 2022 .